UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Elm Ridge Capital Management, LLC

Address: 3 West Main Street
         3rd Floor
         Irvington, NY 10533

13F File Number: 028-10075

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Jed Bowen
Title:  Chief Financial Officer of the Funds
Phone:  (914) 250-1000


Signature, Place and Date of Signing:

/s/ Jed Bowen                      Irvington, NY            August 13, 2009
-------------------------      ---------------------    ----------------------
        [Signature]                  [City, State]              [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            3

Form 13F Information Table Entry Total:       55

Form 13F Information Table Value Total:       $1,199,994
                                             (in thousands)


List of Other Included Managers:

Form 13F File Number                    Name


(1)     028- 10555                      Elm Ridge Capital Partners, L.P.
(2)     028- 12044                      Elm Ridge Partners, LLC
(3)     028- 11797                      Elm Ridge Offshore Master Fund, Ltd.
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

                                                       FORM 13F INFORMATION TABLE





COLUMN 1                      COLUMN  2         COLUMN 3    COLUMN 4      COLUMN 5         COLUMN 6     COLUMN 7      COLUMN 8

                                                            VALUE     SHRS OR    SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP       (X$1000)  PRN AMT    PRN CALL  DISCRETION  MANAGERS  SOLE    SHARED NONE
--------------                --------------    -----       --------  -------    --- ----  ----------  --------  ----    ------ ----
ALCATEL-LUCENT                SPONSORED ADR     013904305   27,461    11,072,854 SH        DEFINED     1,2,3     11,072,854
ALCOA INC                     COM               013817101   13,165     1,274,400 SH        DEFINED     1,2,3      1,274,400
ANNTAYLOR STORES CORP         COM               036115103    8,294     1,039,379 SH        DEFINED     1,2,3      1,039,379
APPLIED MATLS INC             COM               038222105   39,247     3,564,700 SH        DEFINED     1,2,3      3,564,700
BOEING CO                     COM               097023105   21,356       502,500 SH        DEFINED     1,2,3        502,500
BRUNSWICK CORP                COM               117043109    4,511     1,044,200 SH        DEFINED     1,2,3      1,044,200
BUCYRUS INTL INC NEW          COM               118759109   17,136       600,000 SH  PUT   DEFINED     1,2,3        600,000
CA INC                        COM               12673P105   23,602     1,354,103 SH        DEFINED     1,2,3      1,354,103
CAPITAL ONE FINL COPR         COM               14040H105   39,336     1,797,827 SH        DEFINED     1,2,3      1,797,827
CAPITAL ONE FINL COPR         COM               14010H105    4,376       200,000 SH  CALL  DEFINED     1,2,3        200,000
CENVEO INC                    COM               15670S105   20,367     4,814,959 SH        DEFINED     1,2,3      4,814,959
CIT GROUP INC                 COM               125581108   19,603     9,117,723 SH        DEFINED     1,2,3      9,117,723
CLIFFS NATURAL RESOURCES INC  COM               18683K101    8,278       338,300 SH        DEFINED     1,2,3        338,300
CLIFFS NATURAL RESOURCES INC  COM               18683K101    9,176       375,000 SH  CALL  DEFINED     1,2,3        375,000
DANA HOLDING CORP             COM               235825205    6,078     4,748,200 SH        DEFINED     1,2,3      4,748,200
DOMTAR CORP                   COM NEW           257559203    5,799       349,777 SH        DEFINED     1,2,3        349,777
DONNELLEY R R & SONS CO       COM               257867101   61,613     5,302,323 SH        DEFINED     1,2,3      5,302,323
DOW CHEM CO                   COM               260543103   49,536     3,069,120 SH        DEFINED     1,2,3      3,069,120
DYNCORP INTL INC              CL A              26817C101   37,590     2,238,826 SH        DEFINED     1,2,3      2,238,826
FIFTH THIRD BANCORP           COM               316773100   34,749     4,894,180 SH        DEFINED     1,2,3      4,894,180
FIRST AMERN CORP CALIF        COM               318522307   15,919       614,400 SH        DEFINED     1,2,3        614,400
FIRST SOLAR INC               COM               336433107    8,110        50,000 SH  CALL  DEFINED     1,2,3         50,000
FLEXTRONICS INTL LTD          ORD               Y2573F102   24,179     5,826,200 SH        DEFINED     1,2,3      5,826,200
HARMAN INTL INDS INC          COM               413086109   16,905       899,176 SH        DEFINED     1,2,3        899,176
INTL PAPER CO                 COM               460146103   46,237     3,056,000 SH        DEFINED     1,2,3      3,056,000
INTREPID POTASH INC           COM               46121Y102   16,848       600,000 SH  CALL  DEFINED     1,2,3        600,000
ISHARES TR                    DJ REGIONAL BK    464288778   40,217     2,310,000 SH  PUT   DEFINED     1,2,3      2,310,000
ISHARES TR                    DJ US BAS MATL    464287838   21,715       500,000 SH  PUT   DEFINED     1,2,3        500,000
ISHARES TR                    DJ US BAS MATL    464288778   21,715       500,000 SH  CALL  DEFINED     1,2,3        500,000
JABIL CIRCUIT INC             COM               466313103    6,562       884,300 SH        DEFINED     1,2,3        884,300
JOY GLOBAL INC                COM               481165108   11,923       333,800 SH  PUT   DEFINED     1,2,3        333,800
KAPSTONE PAPER & PACKAGING C  COM               48562P103   12,585     2,683,416 SH        DEFINED     1,2,3      2,683,416
KAPSTONE PAPER & PACKAGING C  *W EXP 08/15/200  48562P111      742     5,300,680 PRN       DEFINED     1,2,3      5,300,680
LAM RESEARCH CORP             COM               512807108   41,966     1,614,071 SH        DEFINED     1,2,3      1,614,071
LIZ CLAIBORNE INC             COM               539320101   11,456     3,977,754 SH        DEFINED     1,2,3      3,977,754
MAGNA INTL INC                CL A              559222401   30,953       732,800 SH        DEFINED     1,2,3        732,800
MARSHALL AND ILSLEY CORP NEW  COM               571837103    3,156       657,400 SH        DEFINED     1,2,3        657,400
MBIA INC                      COM               55262C100   29,291     6,764,694 SH        DEFINED     1,2,3      6,764,694
NORTHROP GRUMMAN CORP         COM               666807102   32,933       720,959 SH        DEFINED     1,2,3        720,959
NUCOR CORP                    COM               670346105    6,220       140,000 SH  PUT   DEFINED     1,2,3        140,000
PACKAGING CORP AMER           COM               695156109   32,418     2,001,100 SH        DEFINED     1,2,3      2,001,100
PHH CORP                      COM NEW           693320202   40,545     2,230,195 SH        DEFINED     1,2,3      2,230,195
PNM RES INC                   COM               69349H107   24,119     2,252,000 SH        DEFINED     1,2,3      2,252,000
REGIONS FINANCIAL CORP NEW    COM               7591EP100   41,835    10,355,090 SH        DEFINED     1,2,3     10,355,090
SANMINA SCI CORP              COM               800907107   11,268    25,720,214 SH        DEFINED     1,2,3     25,720,214
SPIRIT AEROSYSTEMS HLDGS INC  COM CL A          848574109   38,368     2,792,466 SH        DEFINED     1,2,3      2,792,466
SUPERVALU INC                 COM               868536103   28,868     2,229,200 SH        DEFINED     1,2,3      2,229,200
TEMPLE INLAND INC             COM               879868107   24,295     1,851,718 SH        DEFINED     1,2,3      1,851,718
TRANSATLANTIC HLDGS INC       COM               893521104   13,003       300,100 SH        DEFINED     1,2,3        300,100
UNITED STATES STL CORP NEW    COM               912909108    2,734        76,500 SH  CALL  DEFINED     1,2,3         76,500
VALMONT INDS INC              COM               920253101   14,416       200,000 SH  PUT   DEFINED     1,2,3        200,000
VULCAN MATLS CO               COM               929160109   16,891       391,900 SH        DEFINED     1,2,3        391,900
WHIRLPOOL CORP                COM               963320106   26,868       631,300 SH        DEFINED     1,2,3        631,300
YUM BRANDS INC                COM               988498101   13,336       400,000 SH  PUT   DEFINED     1,2,3        400,000
ZIONS BANKCORPORATION         COM               989701107   20,125     1,740,900 SH        DEFINED     1,2,3      1,740,900


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